FINANCIAL RISK MANAGEMENT - INTEREST RATE RISK - Schedule of unrealized gains/(losses) included in accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest rate swaps and options designated as cash flow hedges	$ (76.5)	$ 37.8	$ (9.4)
Interest rate swaps and options designated as cash flow hedges	0.0	(10.1)	0.0
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Interest rate swaps and options designated as cash flow hedges	$ 0.0	$ 0.0	$ 0.6